Stock Based Compensation Plans: (Details 3)	12 Months Ended
Dec. 31, 2015
Stock Based Compensation Plans Details [Abstract]
Risk free interest rate	0.66%
Expected term	2 years
Expected volatility	38.00%
Dividend yield	0.00%